Derivatives - Cash flow hedges - Hedging instrument by hedged risk (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	76,879	56,726
Carrying amount, assets	£ 918	£ 435
Carrying amount, liabilities	£ 1,133	£ 876
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	44,131	30,077
Carrying amount, assets	£ 69	£ 7
Carrying amount, liabilities	(55)	(77)
Change in fair value of hedging instrument	631	(1,429)
Change in fair value	614	(1,418)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ 17	£ (11)
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	75,080	56,144
Carrying amount, assets	£ 856	£ 433
Carrying amount, liabilities	£ 1,116	£ 819
Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	42,331	29,495
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	1,799	582
Carrying amount, assets	£ 62	£ 2
Carrying amount, liabilities	£ 17	£ 57
Derivatives | Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	42,332	29,495
Carrying amount, assets	£ 7	£ 5
Carrying amount, liabilities	(38)	(20)
Change in fair value of hedging instrument	522	(1,345)
Change in fair value	505	(1,334)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ 17	£ (11)
Derivatives | Foreign exchange | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	1,799	582
Carrying amount, assets	£ 62	£ 2
Carrying amount, liabilities	(17)	(57)
Change in fair value of hedging instrument	109	(84)
Change in fair value	109	(84)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ 0	£ 0